MUTUAL FUND SERIES TRUST

Catalyst/SMH High Income Fund Class A: HIIFX Class C: HIICX Class I: HIIIX
Catalyst/SMH Total Return Income Fund Class A: TRIFX Class C: TRICX Class I: TRIIX

(the “Funds”)

March 12, 2026

The information in this Supplement amends certain information contained in the currently effective Prospectus for the Funds, dated November 1, 2025, supplemented on January 27, 2026, and should be read in conjunction with such Prospectus.

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The last sentence of the second paragraph under the section of the Fund’s Prospectus entitled “MANAGEMENT OF THE FUNDS - Sub-Advisor: Catalyst/SMH High Income Fund and Catalyst/SMH Total Return Income Fund” is hereby replaced with the following:

As compensation for the sub-advisory services it provides to the Funds, the Advisor pays SMHCA 40% of the management fees that the Advisor receives from each Fund.

* * * * *

You should read this Supplement in conjunction with the Prospectus, the Summary Prospectus for your Fund, and the Statement of Additional Information for the Funds, each dated November 1, 2025, as supplemented, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-866-447-4228 or by writing to Catalyst Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.

MUTUAL FUND SERIES TRUST

Catalyst/SMH High Income Fund Class A: HIIFX Class C: HIICX Class I: HIIIX
Catalyst/SMH Total Return Income Fund Class A: TRIFX Class C: TRICX Class I: TRIIX

(the “Funds”)

March 12, 2026

This information supplements certain information contained in the Statement of Additional Information (“SAI”) for the Funds, dated November 1, 2025.

______________________________________________________________________________

The following information replaces the first sentence of the second paragraph under the section of the Funds’ SAI entitled “ADVISOR AND SUB-ADVISORS - Sub-Investment Advisor – High Income Fund and Total Return Income Fund”:

As compensation for the sub-advisory services it provides to the Funds, the Advisor pays SMHCA 40% of the net advisory fees earned by the Advisor from each Fund.

* * * * *

You should read this Supplement in conjunction with the Prospectus, the Summary Prospectus for your Fund, and the Statement of Additional Information for the Funds, each dated November 1, 2025, as supplemented, which provide information that you should know about the Funds before investing. These documents are available upon request and without charge by calling the Funds toll-free at 1-866-447-4228 or by writing to Catalyst Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Dr, Suite 450, Cincinnati, OH 45246.

Please retain this Supplement for future reference.